Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of Income Tax Expense

Figures in millions	US Dollars
	2019	2018	2017
South African taxation
Normal taxation	—	—	1
Prior year (over) under provision	—	(2)	—
Deferred taxation
Other temporary differences	(18)	(27)	(42)
Change in estimated deferred tax rate	(14)	7	10
	(32)	(22)	(31)
Foreign taxation
Normal taxation	299	243	201
Prior year (over) under provision	(1)	1	(26)
Deferred taxation
Temporary differences	(28)	(6)	19
Prior year (over) under provision	1	4	2
Change in estimate	9	(7)	—
Change in statutory tax rate	2	(1)	(2)
	282	234	194
	250	212	163

Disclosure of Tax Rates

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2019	2018	2017

Implied tax charge at 28%	173	125	92
Increase (decrease) due to:
Expenses not tax deductible(1)	28	28	25
Share of associates and joint ventures' (profit) loss	(47)	(34)	(6)
Tax rate differentials(2)	39	25	29
Exchange variations, translation and accounting adjustments	11	24	6
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	14	13	18
AngloGold Ashanti Holdings plc(3)	29	36	—
North America	6	6	—
Tax exempt entities:
AngloGold Ashanti Holdings plc(3)	—	—	31
Other	(2)	(1)	—
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(5)	—	10
Tax effect of retained SA items	3	(10)	(13)
Tax allowances	(1)	(2)	(3)
Impact of statutory tax rate change	2	(1)	(2)
Adjustment in respect of prior years	—	3	(24)
Income tax expense	250	212	163
(1) Includes corporate and other costs, transfer pricing and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions.
(3) During 2018, AngloGold Ashanti Holdings plc changed its tax jurisdiction from the Isle of Man (taxed at 0% in 2017) to the United Kingdom (taxed at 19% in 2018 and 19% in 2019).

Disclosure of Unrecognised Tax Losses

Figures in millions	US Dollars
	2019	2018	2017
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	—	48	—
- utilisation required between one and two years	85	187	48
- utilisation required between two and five years	356	300	333
- utilisation required between five and twenty years	973	1,229	1,210
- utilisation in excess of twenty years	73	26	1
	1,487	1,790	1,592